G3 Share-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
G3 Share-based compensation

Share-based compensation
Accounting treatment of Long-Term Variable Compensation Programs
In note A1” Significant accounting policies”, the overall accounting policies for share-based payments within the Company are disclosed. In summary:
–	Share-settled programs, the total compensation expense is calculated based on the fair value (FV) at grant date and recognized over the service period of three years.
–
Cash-settled plans, the accounting principles are the same as for any other accruals or provisions. Prior to payout an accrual or provision is recognized every period based on the present period’s best estimate of the total amount. Any difference between total payout and the sum of accruals of provisions is recognized in the income statement in the period of final payout.

Long-Term Variable Compensation
All long-term variable compensation programs have been designed to form a part of a well-balanced total remuneration package and in general to span over a minimum of three years (service period). As these are variable compensation programs, the outcomes cannot be predicted when the programs are introduced and rewards depend on long-term personal commitment, corporate performance and the share price performance.
Following discontinuation of the previous long-term variable compensation programs at the end of 2016, the shareholders approved the new Long-Term Variable Compensation Program (LTV) for the Executive Team (ET). The Company also introduced the new Executive Performance Plan (EPP) for senior managers and the Key Contributor Plan (KC Plan) for key employees as integral parts of its remuneration strategy starting from 2017.
All new programs are share-based payment programs as defined by IFRS 2 “Share-based Payment,” either share- or cash-settled.
Share-Settled Programs
Long-Term Variable Compensation Program for the Executive Team
The Long-Term Variable Compensation Program for the ET as approved by the shareholders, is designed to provide long-term incentives for members of the ET and to incentivize the Company’s performance creating long-term value.
Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period). Allotment of shares pursuant to Performance Share Awards are subject to the achievement of performance criteria which are defined specific to each year’s program when the program is introduced.
Which portion, if any, of the Performance Share Awards for LTV will vest is determined at the end of the relevant performance period based on the satisfaction of the predetermined performance criteria for that year’s LTV program (performance period). The performance criteria for the currently running LTV and EPP are summarized in the below table along with the satisfaction and achieved vesting levels for the ones which the performance period have lapsed. It is generally required that the participant retains his or her employment over a period of three years from the date of grant of awards to be eligible for receiving the performance awards.
Provided that the performance criteria have been met during the performance period and that the participant has retained his or her employment (unless special circumstances are at hand) during the service period, allotment of vested shares will take place as soon as practicably possible following the expiration of the vesting period.
When determining the final vesting level of Performance Share Awards, the Board of Directors examines whether the vesting level is reasonable considering the Company’s financial results and position, conditions on the stock market and other circumstances, and if not, reserves the right to reduce the vesting level to a lower level deemed appropriate.

LTV and EPP performance criteria

Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)		Achievement		Achieved Vesting Level
2022	2022 Group operating income (EBIT)	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2 billion	2)	162.76%
2022	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)
2022	Group Environmental, Social and Governance (“ESG”)	CO2e emissions (ktonnes): 265–200	5%	Jan 1, 2022–Dec 31, 2024	0%–200%
		Increasing the representation of women leaders in the Ericsson Group: Range 22%–24%	5%	Jan 1, 2022–Dec 31, 2024	0%–200%
2022 Total			100%		0%–200%
2021	2021 Group operating income (EBIT)	Range (SEK billion): 15.0–24.0	50%	Jan 1, 2021–Dec 31, 2021	0% –200%		SEK 27.4 billion	2)	200%
2021	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2021–Dec 31, 2023	0% –200%
2021	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2021–Dec 31, 2023	0% –200%	1)
2021 Total			100%		0% –200%
2020	2020 Group operating income (EBIT)	Range (SEK billion): 19.1–27.9	50%	Jan 1, 2020–Dec 31, 2020	0% –200%		SEK 29.1 billion	3)	200%
2020	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2020–Dec 31, 2022	0% –200%		(6.65)%		0.00%
2020	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2020–Dec 31, 2022	0%–200%	1)	12 out of 11		0.00%
2020 Total			100%		0% –200%				100.00%
2019	2019 Group operating income (EBIT)	Range (SEK billion): 10.0–20.0	50%	Jan 1, 2019–Dec 31, 2019	0% –200%		SEK 20.4 billion	4)	200%
2019	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2019–Dec 31, 2021	0% –200%		9.00%		74.89%
2019	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2019–Dec 31, 2021	0% –200%	1)	6.52 out of 12		19.39%
2019 Total			100%		0% –200%				126.35%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 11 companies for the program year 2022, 2021 and 2020 and 12 companies for the program years 2019. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Excludes restructuring charges.
4)
Excludes
fines and similar related to the United States Department of Justice (DOJ) / U.S. Securities and Exchange Commission (SEC) resolution, including payments required pursuant to the DOJ Plea Agreement announced by the Company on March 2, 2023.

In the event delivery of shares to the participants cannot take place under applicable law or at a reasonable cost and employing reasonable administrative measures, the Board of Directors is entitled to decide that participants may, instead, be offered cash settlement.
All major decisions relating to outcome of LTV are taken by the Remuneration Committee, with approval by the full Board of Directors as required.
2022 Long-Term Variable Compensation Program for the Executive Team (LTV 2022)
LTV 2022 was approved at the Annual General Meeting (AGM) of shareholders held in 2022 and includes all members of the ET, a total of 15 ET members in 2022, including the President and CEO.
The participants were granted Performance Share Awards on May 18, 2022. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 190% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2021.
Having evaluated the ongoing long-term variable compensation programs and considering investor input obtained, the Remuneration Committee and the Board of Directors proposed to the Annual General Meeting of shareholders 2022 a long-term variable compensation program 2022 for the Executive Team similar to the long-term variable compensation program 2021 adding a Group Environmental, Social and Governance performance criterion (“ESG”). The purpose is to further strengthen Ericsson’s commitment to long-term sustainability and responsible business. Hence again a one-year
Group operating income (EBIT) target measured over the period January 1, 2022 to December 31, 2022 was included as a performance condition for LTV 2022 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2021, LTV 2020 and LTV 2019 however with different weights.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2022 to December 31, 2024 (the performance period). The criteria related to ESG are split into two sub-components:
reducing carbon dioxide equivalent (“CO
2
e”) emissions in the Ericsson Group’s own activities and increasing the representation of women leaders in the Ericsson Group. The ESG performance criteria are being measured over the period January 1, 2022 to December 31, 2024 (the performance period).
The Remuneration Committee and the Board decided to propose a long-term variable remuneration program for 2023 with a similar structure as the long-term variable remuneration program for 2022 to the 2023 Annual General Meeting.
The performance criteria for LTV 2022 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2022 under Item 16.
The Board of Directors resolved on the achieved vesting level for the 2022 Group operating income (EBIT) performance criteria as 162.76% for this portion of the Performance Share Awards granted based on the 2022 Group operating income (EBIT) outcome.
2021 Long-Term Variable Compensation Program for the Executive Team (LTV 2021)
LTV 2021 was approved at the Annual General Meeting (AGM) of shareholders held in 2021 and includes all members of the ET, a total of 15 ET members in 2021, including the President and CEO.
The participants were granted Performance Share Awards on May 3, 2021. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 190% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2020.
Following evaluation of the previously introduced Long-term variable compensation programs, the Board of Directors decided to use the same performance criteria for LTV 2021 as the ones used for LTV 2020, LTV 2019 and LTV 2018 in order to secure continuity and consistency in supporting achievement of the Company’s 2022 targets. Hence again a one-year
Group operating income (EBIT) target measured over the period January 1, 2021 to December 31, 2021 was included as a performance condition for LTV 2021 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2020, LTV 2019 and LTV 2018.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2021 to December 31, 2023 (the performance period).
The performance criteria for LTV 2021 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2021 under Item 16.
The Board of Directors resolved on the achieved vesting level for the 2021 Group operating income (EBIT) performance criteria as 200% for this portion of the Performance Share Awards granted based on the 2021 Group operating income (EBIT) outcome.
2020 Long-Term Variable Compensation Program for the Executive Team (LTV 2020)
LTV 2020 was approved at the Annual General Meeting (AGM) of shareholders held in 2020 and includes all members of the ET, a total of 15 ET members in 2020, including the President and CEO.
The participants were granted Performance Share Awards on April 1, 2020. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 180% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2019.
Following evaluation of the previously introduced Long-term variable compensation programs, the Board of Directors decided to use the same performance criteria for LTV 2020 as the ones used for LTV 2019 and LTV 2018 in order to secure continuity and consistency in supporting achievement of the Company’s 2020 targets. Hence again a one-year
Group operating income (EBIT) target measured over the period January 1, 2020 to December 31, 2020 was included as a performance condition for LTV 2020 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2019, LTV 2018 and LTV 2017.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2020 to December 31, 2022 (the performance period).
The performance criteria for LTV 2020 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2020 under Item 17.
The Board of Directors resolved on the achieved vesting level for the 2020 Group operating income (EBIT) performance criteria as 200% for this portion of the Performance Share Awards granted based on the 2020 Group operating income (EBIT) outcome.
The Board of Directors also resolved on the achieved vesting levels for the absolute and relative TSR development performance criteria as
0.00
% and
0.00
% based on the achievement results of
-6.65%
absolute TSR and 12th ranking for relative TSR respectively, which resulted in an overall achieved vesting level of 100.00% for LTV 2020 as illustrated in the table LTV and EPP Performance Criteria on the prior page.
2019 Long-Term Variable Compensation Program for the Executive Team (LTV 2019)
LTV 2019 was approved at the AGM 2019 and includes a total of 14 ET members in 2019, including the President and CEO, but excluding Helena Norrman who was not granted LTV 2019 due to her resignation, and Stella Medlicott and Fadi Pharaon who carried over their EPP entitlements for 2019 after their appointments to the ET.
The participants were granted Performance Share Awards on May 18, 2019. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 180% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the first quarter of 2019.
Following evaluation of the previously introduced Long-Term Variable Compensation Programs, the Board of Directors decided to use the same performance criteria for LTV 2019 as the ones used for LTV 2018 in order to secure continuity and consistency in supporting achievement of the Company’s 2020 targets. Hence again a one-year
Group operating income (EBIT) target measured over the period January 1, 2019 to December 31, 2019 was included as a performance condition for LTV 2019 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2018 and LTV 2017.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2019 to December 31, 2021 (the performance period).
The performance criteria for LTV 2019 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2019 under Item 17.
The Board of Directors resolved on the achieved vesting level for the 2019 Group operating income (EBIT) performance criteria as 200% for this portion of the Performance Share Awards granted based on a 2019 Group operating income (EBIT) outcome excluding fines and similar related to the United States Department of Justice (DOJ) /
U.S
Securities and Exchange Commission (SEC) resolutions.
The Board of Directors also resolved on the achieved vesting levels for the absolute and relative TSR development performance criteria as 74,89% and
19,39
% based on the achievement results of 9.00% absolute TSR and 6.52th ranking for relative TSR respectively. Which resulted in an overall achieved vesting level of 126.35% for LTV 2019 as illustrated in the table LTV and EPP Performance Criteria on the prior page.
Delivery of shares under LTV 2019 to CEO and entitled ET members is still on hold given the enforcement actions. Given this position, the vesting (and delivery) of the shares is postponed to a later date; namely, until such time as the Chairman of the Board together with the CLO authorize the final vesting of shares under the LTV 2019. The LTV 2019 plan provides for delayed vesting.
Cash-Settled Plans
Executive Performance Plans (EPP)
The Executive Performance Plan (EPP) is a cash-settled plan which uses the same performance criteria as the ones under the respective year’s long-term variable compensation program for the ET.
Senior managers, except for the members of the ET, are selected as participants to EPP annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles.
There are two award levels, high and regular, which represent the potential award levels as a percentage of the participant’s annual gross salary, which are determined separately by the Board of Directors for each year’s plan before the plan is launched. Participants are assigned a potential award, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV. The three-year vesting period is the same as for the LTV. The vesting level of the award is subject to the achievement of the same performance criteria over the same performance period defined for the respective year and generally requires that the participant retains his or her employment over the vesting period.
At the end of the vesting period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares at Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.
Executive Performance Plan 2022 (EPP 2022)
165 senior managers were selected to participate in EPP 2022. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the USA/Canada. The regular and high award levels are set at 35% and 45% respectively in the USA/Canada.
Executive Performance Plan 2021 (EPP 2021)
159 senior managers were selected to participate in EPP 2021. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the USA. The regular and high award levels are set at 25% and 35% respectively in the USA.
Executive Performance Plan 2020 (EPP 2020)
155 senior managers were selected to participate in EPP 2020. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the USA. The regular and high award levels are set at 25% and 35% respectively in the USA.
Executive Performance Plan 2019 (EPP 2019)
161 senior managers were selected to participate in EPP 2019. The regular award level is set at 15% and the high award level is set at 22.5%.
The awards under EPP 2019 were paid in 2022 at the end of the vesting period and EPP 2019 was officially closed.
Key Contributor Plans (KC Plans)
The KC Plan is a cash-settled retention plan. Employees, except for senior managers and the members of the ET, are selected as participants to KC Plan annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles. Participants are assigned a potential award based on a percentage of their annual gross salary, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV.
The KC Plan is a retention plan, therefore there are no performance criteria for vesting of awards. In general, there is a three-year service period for receiving the award in full and the award is subject only to continued employment during the service period. As of the KC 2019 plan the total service period is three years, however the payout is distributed over the entire service period with staggered payments according to the below schedule:
–	25% of the award to be paid at the end of the first year,
–	25% of the award to be paid at the end of the second year, and
–	the remaining 50% of the award to be paid at the end of the third year.
Accounting wise, the plans with three staggered payments are seen as three separate tranches. The tranches are accounted for as separate awards and accrued in parallel with the same grant date but different vesting dates. The consequence of the staggered payments is a front-end

loaded cost for these plans. The accounting model is referred to as staged vesting.
The value of each synthetic share is driven by the absolute share price performance of Ericsson B shares during the service period. At the end of the service period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.
Key Contributor Plan 2022 (KC Plan 2022)
7,704 employees were selected to participate in KC Plan 2022. There are at multiple levels between 10% - 40% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Key Contributor Plan 2021 (KC Plan 2021)
7,246 employees were selected to participate in KC Plan 2021. There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Key Contributor Plan 2020 (KC Plan 2020)
7,007 employees were selected to participate in KC Plan 2020. There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Key Contributor Plan 2019 (KC Plan 2019)
6,941 employees were selected to participate in KC Plan 2019. There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary.
The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans) and was officially closed in 2022.
Number of shares and synthetic shares
The awards granted to the participants of the LTV programs and the development of the granted shares over time, considering the fulfilment of performance conditions, are displayed in the below table, together with the number of synthetic shares for the EPP and KC plans.

Number of shares and synthetic shares
(million)	Executive team programs					Of which the President and CEO
Share-settled programs	LTV 2022	LTV 2021	LTV 2020	LTV 2019	Total	LTV 2022	LTV 2021	LTV 2020	LTV 2019	Total
Maximum shares required	2.0	2.1	2.5	3.0	9.6	—	—	—	—	—
Granted shares	0.7	0.6	0.9	0.6	2.8	0.3	0.3	0.4	0.3	1.3
Outstanding number of shares beginning of 2022	—	0.9	1.3	0.8	3.0	—	0.5	0.6	0.3	1.4
Exercised during 2022	—	—	—	—	—	—	—	—	—	—
Forfeited during 2022	—	—	—	—	—	—	—	—	—	—
Increase/decrease due to performance condition 2022	0.2	—	(0.4)	—	(0.2)	0.1	—	(0.2)	—	(0.1)
Outstanding number of shares end of 2022	0.9	0.9	0.9	0.8	3.5	0.4	0.5	0.4	0.3	1.6
	Executive performance program					Key contributors plans
Cash-settled plan	EPP 2022	EPP 2021	EPP 2020	EPP 2019	Total	KC 2022	KC 2021	KC 2020	KC 2019	Total
Synthetic shares	1.1	1.1	1.0	—	3.2	9.5	5.4	5.0	—	19.9
Compensation expense
The compensation expense is based on the FV and the number of shares or synthetic shares. The compensation expense for the share-settled long-term variable compensation programs for the President and CEO and the ET during 2022 was SEK 89 million.
The compensation expense for the EPP and the KC Plans during 2022, which are cash settled, was SEK 5 million and SEK 356 million respectively as shown in the table Compensation expense for LTV 2019-2022 below. The total compensation expense during 2022 amounted to SEK 450 (1,346) million. The total provision for the cash-settled plans amounted to SEK 985 (1,591) million, including social charges of SEK 120 (190) million, at the end of 2022.

Compensation expense for LTV 2019–2022

Share-settled programs	2022	2021	2020	2019	Total
LTV 2022	12	—	—	—	12
LTV 2021	36	24	—	—	60
LTV 2020	31	31	23	—	85
LTV 2019	10	28	28	17	83
Total executive team programs	89	83	51	17	240
Of which the President and CEO	41	38	24	8	111
Cash-settled plans
EPP 2022	12	—	—	—	12
EPP 2021	15	17	—	—	32
EPP 2020	(19)	56	34	—	71
EPP 2019	(3)	14	50	11	72
Total executive performance plans	5	87	84	11	187
KC 2022	280	—	—	—	280
KC 2021	89	355	—	—	444
KC 2020	5	376	523	—	904
KC 2019	(18)	194	335	248	759
Total key contributor plans	356	925	858	248	2,387
Total cash-settled plans	361	1,012	942	259	2,574
Total compensation expense	450	1,095	993	276	2,814
Fair value
The compensation expense for the share-settled plans is based on FV and the number of shares. The FV for the LTV programs includes adjustments for absolute and relative TSR development performance criteria at the grant date, using a Monte Carlo model, which uses a number of inputs, including expected dividends, expected share price volatility and the expected period to exercise. The performance criteria of the LTV program are also based on the outcome of the Group operating income (EBIT) as per fiscal years 2022, 2021 and 2020. The FV for the Group operating income (EBIT) performance criteria is calculated as the share price at grant date, reduced by the net present value of the dividend expected during the three-year vesting period. For the performance criteria the number of shares is adjusted in relation to the achievement level of the performance criteria at the end of the performance period.
The compensation expense for the cash-settled plans is based on the FV and the number of synthetic shares allocated. The FV for the EPP includes the same criteria as the share-settled plans and calculated in a similar way, however reassessed quarterly with updated criteria. The FV for the KC Plans are the share price reduced by the net present value of the dividend expected during the service period. The KC Plans 2022, 2021 and 2020 have three FV based on the three different service periods. The FV per performance criteria and program is shown in the table Fair values below.

Fair values (SEK)
Executive team programs	LTV 2022	LTV 2021	LTV 2020	LTV 2019
Share price at grant	78.88	116.66	78.88	90.70
Fair value Absolute TSR	41.18	113.47	54.69	87.92
Fair value ESG - Environmental	71.45	—	—	—
Fair value ESG - Social	71.45	—	—	—
Fair value Relative TSR	54.48	108.61	98.06	94.63
Fair value Group operating income (EBIT)	71.45	110.70	74.22	86.94
Executive performance plans	EPP 2022	EPP 2021	EPP 2020	EPP 2019
Fair value Absolute TSR	10.53	3.63	—	78.88
Fair value ESG - Environmental	54.37	—	—	—
Fair value ESG - Social	54.37	—	—	—
Fair value Relative TSR	17.08	1.39	—	78.88
Fair value Group operating income (EBIT)	54.37	56.79	59.31	78.88
Key contributor plans	KC 2022	KC 2021	KC 2020	KC 2019
Fair value - Tranche 1	59.31	94.13	109.80	84.12
Fair value - Tranche 2	56.79	59.31	94.13	111.78
Fair value - Tranche 3	54.37	56.79	59.31	78.88
Payout of Cash-settled Plan
During 2022 four plans vested: EPP 2019 and KC Plan 2019 tranche 3 (vesting May 18) and KC Plan 2020 tranche 2 and KC Plan 2021 tranche 1 (vesting February 18). The share price for the plan that vested February 18 was SEK
94.13 and for the plans that vested May 18 SEK 78.88 and the accumulated payout to the participants amounted to SEK 784 million.
The Ericsson share purchase plan (ESPP)
Ericsson is committed to helping employees thrive and to recognizing them for the impact they create by providing opportunities to enrich their working experience. In order to encourage employees to play an active role in achieving the Company’s purpose, further create sense of belonging and ownership, the new Ericsson share purchase plan was launched in November 2021. At the end of 2022 the plan is implemented in 79 countries to approximately 90,500 eligible employees. Further deployment will be pursued in additional countries where possible in line with local statutory legislation during 2023.
The ESPP is an
all-employee
share purchase plan that enables employees to purchase Ericsson
B-shares
up to a maximum value of SEK 50,000 per year via monthly payroll deduction. In recognition of the employees’ commitment, Ericsson supports the participants with a net cash payment up to 15% of their elected contribution amounts and will cover the tax on the Company supported amount, which is payable via payroll. Under the ESPP participants will acquire Ericsson B shares at market price on the stock exchange and the ESPP does therefore not have any dilutive effect.

Ericsson share purchase plan
Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees
90,500	79	16,319	18.0%
Option agreements
Prior to taking office as President and CEO of Ericsson, Board member Börje Ekholm entered into an option agreement in 2016 with Investor AB and AB Industrivärden, shareholders of Ericsson. Each of these two shareholders has issued 1,000,000 call options to Börje Ekholm on market terms (valuation conducted, using the Black & Scholes model, by an independent third party). Under the agreements, Börje Ekholm has purchased in total 2,000,000 call options, issued by the shareholders, for a purchase price of SEK 0.49 per call option. Each call option entitles the purchase of one Ericsson Class B share from the shareholders at a strike price of SEK 80 per share (to be recalculated to neutralize the effects of dividend payments during the option period) during one year after a seven-year period. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company and will not be recognized during the remaining part of the seven-year period.
In 2019 Investor AB, shareholder of Ericsson, made an offer to the Board Chairs of its listed core investment to purchase call options relating to shares in the respective core investment. Following this offer, Ronnie Leten, Chair of the Board of Directors, entered into such a call option agreement with Investor AB with respect to Ericsson Class B share. Under the agreement, Investor AB has issued 128,452 call options to Ronnie Leten on market terms (valuation conducted, using the Black & Scholes model, by an independent third party) and Ronnie Leten has purchased these call options for a purchase price of SEK 15.57 per call option. Each call option entitles the purchase of one Ericsson Class B share from Investor AB at a strike price of SEK 87.97 per share (to be recalculated to neutralize the effects of dividend payments during the option period) during one year after a four-year period starting February 5, 2019. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company and will not be recognized during the remaining part of the period.